Deposits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2024 USD ($)
Deposits From Banking Clients [Line Items]
Time deposits with residual maturity of one year or less	₨ 10,598,905.6	₨ 7,121,444.9	$ 127,176.7
Maturity of deposits	1 year		1 year
Time deposits	₨ 14,700,957.1	10,472,547.9	$ 176,397.4
Excess in time deposits	₨ 0.5	0.5
Maximum [Member]
Deposits From Banking Clients [Line Items]
Maturity of deposits	10 years		10 years
Deposit in excess of Rs. 500000
Deposits From Banking Clients [Line Items]
Time deposits	₨ 12,777,915.1	₨ 9,127,675.3